Stock Incentive and Employee Benefit Plans - Schedule of estimate stock-based compensation on the date of grant for stock options and ESPP (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected stock -price volatility	109.00%	109.00%
Term of options	2 years 7 months 9 days	2 years 10 months 9 days
Black-Scholes Option Pricing Method [Member] | Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield		0.00%
Black-Scholes Option Pricing Method [Member] | Stock Option [Member] | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected stock -price volatility		72.00%
Risk-free interest rate, minimum		3.79%
Term of options		3 years
Black-Scholes Option Pricing Method [Member] | Stock Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected stock -price volatility		119.08%
Risk-free interest rate, maximum		4.71%
Term of options		6 years 3 months 18 days
Black-Scholes Option Pricing Method [Member] | Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield		0.00%
Expected stock -price volatility		129.30%
Risk-free interest rate, maximum		5.39%
Term of options		6 months